Summary of Significant Accounting Policies - Cumulative Effect of the Changes made to the Consolidated Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Accounts receivable	¥ 812,042	$ 118,107		¥ 17,773
Deferred tax assets	122,763	17,855		128,361
Contract assets	112,103	16,305		0
Liabilities
Deferred revenue				265,094
Contract liabilities	165,469	24,066
PPDAI Group Inc. Shareholders' equity :
Accumulated deficit	¥ 45,668	$ 6,643		(2,398,984)
Accounting Standards Update 2014-09 [Member]
Assets
Accounts receivable			¥ 171,941
Deferred tax assets			95,058
Contract assets			53,084
Liabilities
Contract liabilities			262,549
PPDAI Group Inc. Shareholders' equity :
Accumulated deficit			(2,222,490)
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Assets
Accounts receivable			154,168
Deferred tax assets			(33,303)
Contract assets			53,084
Liabilities
Deferred revenue			(265,094)
Contract liabilities			262,549
PPDAI Group Inc. Shareholders' equity :
Accumulated deficit			¥ 176,494	¥ 176,494